Property, Plant and Equipment - Summary of Carrying Values of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 789,324	$ 766,228
Accumulated depreciation	(478,695)	(449,843)
Net property, plant and equipment	310,629	316,385
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	29,235	31,879
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	135,154	131,534
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	483,773	472,543
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	112,888	96,546
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 28,274	$ 33,726